24 Non-cash transactions	12 Months Ended
Dec. 31, 2019
Non-cash Transactions
Non-cash transactions

24       Non-cash transactions

During 2019, 2018 and 2017, the Company carried out non-cash transactions which are not reflected in the statement of cash flows. The main non-cash transactions were (i) business combinations of Guardaya, IPTAN and IESVAP, which are described in Note 5 – Business Combinations; (ii) purchase consideration payable in installments in connection with the acquisitions of FASA, IPEMED, CCSI, IESP and FADEP which are described in Note 13.2.3 – Accounts payable to selling shareholders; and (iii) initial recognition and additions of right-of-use assets and lease liabilities.